Business Segment (Details) - Schedule of operations by business segment - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 13		$ 40
Earnings	(937)		(1,307)		$ (6,504)		$ (7,171)
Corporate and other	(6,477)	[1]	(10,738)	[1]	(87,311)	[2]	(30,199)	[2]
Interest expense	(225)		(322)		(1,440)		(1,118)
Total Revenue	13		40		511		120
Total Earnings	(7,639)		(12,367)		(95,255)		(38,488)
FOXO Labs [Member]
Segment Reporting Information [Line Items]
Revenue	7		32
Earnings	(290)		(504)		(2,769)		(4,790)
FOXO Life [Member]
Segment Reporting Information [Line Items]
Revenue	6		8
Earnings	$ (647)		$ (803)		$ (3,735)		$ (2,381)

[1]	Corporate and other includes stock-based compensation, including the consulting agreement, expense of $2,626 and depreciation and amortization expense of $929 for the three months ended March 31, 2023. For the three months ended March 31, 2022 corporate and other included stock-based compensation, depreciation, and changes in fair value of the convertible debentures of $231, $31, and $7,432 respectively. See Notes 4, 6, and 9 for additional information.
[2]	Corporate and other includes stock-based compensation, including the consulting agreement, Cantor Commitment Fee and vendor shares, expense of $17,708, depreciation and amortization expense of $1,487, change in fair value of convertible debentures and warrant liability expense of $26,104, $1,307 for impairment charge and $27,544 of other non-operating expenses for the year ended December 31, 2022. Additionally, the year ended December 31, 2022 included. For the year ended December 31, 2021 corporate and other included stock-based compensation, depreciation, changes in fair value of the convertible debentures and investment impairment of $131, $98, $21,703, and $400 respectively. See Notes 5, 6, 7, 9 and 11 for additional information.